CONVERTIBLE DEBENTURES (Schedule of convertible debentures) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Debt Instrument [Line Items]
Accretion expense	$ 372,018	$ 509,871
Repayment	(1,286,179)	(677,732)
Convertible debentures [Member]
Debt Instrument [Line Items]
Balance	1,688,184	0
Additions from private placements, net of transaction costs		1,954,534
Accretion expense	372,018	509,871
Interest expense	187,241	293,675
Repayment	(1,473,420)	(971,407)
Conversion to common shares	(103,544)
Effect of foreign exchange	62,159	(98,489)
Balance	$ 732,638	$ 1,688,184